CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Cash and cash equivalents	R$ 536	R$ 891
Marketable securities	740	704
Receivables from customers and traders and concession holders - Transport of electricity	4,524	4,092
Concession financial assets	1,080	1,071
Concession contract assets	172	131
Recoverable taxes	99	124
Income tax and social contribution tax credits	621	387
Dividends receivables	186	120
Restricted cash	12	91
Inventories	39	36
Public lighting contribution	165	148
Advances to suppliers	40	7
Reimbursement of tariff subsidies payments	97	91
Low-income customer subsidy	30	30
Derivative financial instruments	235	69
Others	304	358
Current assets before assets classified as held for sale	8,880	8,350
Assets classified as held for sale	1,258	19,446
TOTAL CURRENT	10,138	27,796
NON-CURRENT
Marketable securities	13	109
Advances to suppliers		87
Receivables from customers and traders and concession holders - Transport of electricity	77	81
Recoverable taxes	6,349	242
Income tax and social contribution tax recoverable	228	6
Deferred income tax and social contribution tax	2,430	2,147
Escrow deposits	2,540	2,502
Derivative financial instruments	1,456	744
Accounts receivable from the State of Minas Gerais	115	246
Concession financial assets	4,851	4,927
Concession contract assets	1,833	1,598
Investments - Equity method	5,400	5,235
Property, plant and equipment	2,450	2,662
Intangible assets	11,624	10,777
Leasing - right-of-use assets	277
Others	145	696
TOTAL NON-CURRENT	39,788	32,059
TOTAL ASSETS	49,926	59,855
CURRENT
Suppliers	2,080	1,801
Regulatory charges	457	514
Profit sharing	212	79
Taxes payable	359	410
Income tax and social contribution tax	134	112
Interest on equity and dividends payable	744	864
Loans, financing and debentures	2,747	2,198
Payroll and related charges	200	284
Public lighting contribution	252	281
Post-employment obligations	288	253
Lease liabilities	85
Advances from customers		79
Others	355	247
Current liabilities before liabilities held for sale	7,913	7,122
Liabilities directly associated to assets held for sale		16,272
TOTAL CURRENT	7,913	23,394
NON-CURRENT
Regulatory charges	147	179
Loans, financing and debentures	12,030	12,574
Taxes payable	1	29
Deferred income tax and social contribution tax	661	728
Provisions	1,888	641
Post-employment obligations	6,421	4,736
Pasep and Cofins taxes to be refunded to customers	4,193	1,124
Derivative financial instruments	483	419
Lease liabilities	203
Others	95	92
TOTAL NON-CURRENT	26,122	20,522
TOTAL LIABILITIES	34,035	43,916
EQUITY
Share capital	7,294	7,294
Capital reserves	2,250	2,250
Profit reserves	8,750	6,362
Equity valuation adjustments	(2,407)	(1,327)
Deemed cost of property, plant and equipment	586	611
Accumulated other comprehensive income	(2,993)	(1,938)
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	15,887	14,579
NON-CONTROLLING INTERESTS	4	1,360
TOTAL EQUITY	15,891	15,939
TOTAL LIABILITIES AND EQUITY	R$ 49,926	R$ 59,855